Offerings - Offering: 1	May 27, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	1,250,000
Proposed Maximum Offering Price per Unit	1.19
Maximum Aggregate Offering Price	$ 1,487,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 205.62
Offering Note	Represents shares of Common Stock issuable under the Future FinTech Group Inc. 2025 Omnibus Equity Plan. Pursuant to Rule 416(a) under the Securities Act, this Registration Statement also covers an indeterminate number of additional shares of Common Stock that may become issuable under the Plan to prevent dilution resulting from any stock dividend, stock split, recapitalization or other similar transaction.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, based on the average of the high and low prices of the Registrant's Common Stock as reported on The Nasdaq Capital Market on May 27, 2026, a date within five business days of the filing date.